UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2009

Check here if Amendment [  X ]; Amendment Number: One
This Amendment (Check only one):
[ X  ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Goldman Capital Management Inc.
Address: 767 Third Ave. 25th Fl
               New York NY 10017

Form 13F File Number:  028-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Neal I Goldman
Title:           President
Telephone:  212-676-5571

Signature, Place and Date of Signing:

Neal I Goldman, New York, NY, January 26, 2010
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:   38
Form 13F Information Table Value Total:   109,474

Goldman Capital Management Inc.
Form 13F-1209


							Value	Shares/	Sh/	Put/	Invstmt	Discretion	Voting Authority--------------------
Name of Issuer			Title of CUSIP		(x$1000)	Prn Amt	Prn	Call			Sole	Shared	None
 				Class	 	 	 		 		Sole	Shared	None

Abaxis Inc			COM	002567105	4073	184500	SH		184500			184500
Advanced Photonix Inc-Cl A	COM	00754E107	245	360000	SH		360000			360000
American Medical Alert Corp	COM	027904101	1970	388000	SH		388000			388000
American Safety Insurance Hold	COM	G02995101	6717	456900	SH		456900			456900
Cadiz Inc New			COM	12753207	3847	309800	SH		309800			309800
Columbia Laboratories Inc	COM	197779101	7128	4582356	SH		4582356			4582356
Ditech Networks Inc		COM	25500T108	97	75000	SH		75000			75000
Dot Hill Sys Corp		COM	25848T109	10042	5285197	SH		5285197			5285197
Emrise Corp			COM	29246J101	53	70000	SH		70000			70000
Gametech International Inc	COM	36466D102	2488	659100	SH		659100			659100
Gp Strategies Corp		COM	36225V104	3030	511100	SH		511100			511100
Healthtronics Inc		COM	4222L107	1902	720559	SH		720559			720559
Hypercom Corp			COM	44913M105	1745	545000	SH		545000			545000
Imageware Systems Inc.		COM	45245S108	1450	1768000	SH		1768000			1768000
Imergent Inc			COM	45247Q100	6240	1051900	SH		1051900			1051900
Lantronix Inc			COM	516548104	54	16666	SH		16666			16666
Lifetime Brands Inc		COM	53222Q103	6990	998200	SH		998200			998200
Liquidmetal Technologies Inc	COM	53634X100	57	407000	SH		407000			407000
Mdc Partners Inc New Cl A Subo	COM	552697104	12854	1874302	SH		1874302			1874302
Medical Nutrition USA Inc	COM	58461X107	2018	702800	SH		702800			702800
Mosys Inc			COM	619718109	10362	2474046	SH		2474046			2474046
National Patent Development Co	COM	637132101	546	341013	SH		341013			341013
Newport Digital Tech Inc	COM			540	2000000	SH		2000000			2000000
Nova Measuring Instruments Ltd	COM	M7516K103	1960	302500	SH		302500			302500
Park City Group Inc New		COM	700215304	3111	988469	SH		988469			988469
Penn Treaty American Corp New	COM	707874400	16	159000	SH		159000			159000
Photomedex Inc			COM	719358103	2752	926730	SH		926730			926730
Pure Bioscience			COM	746218106	1074	741000	SH		741000			741000
Radiant Logistics Inc		COM	75025X100	61	250000	SH		250000			250000
Remedent Inc			COM	75954T104	33	85000	SH		85000			85000
Scolr Pharma Inc		COM	78402X107	743	1581729	SH		1581729			1581729
Star Scientific Inc 		COM	85517P101	3208	4315000	SH		4315000			4315000
Thomas Group Inc		COM	884402108	527	849460	SH		849460			849460
Trinity Biotech Plc New ADR	COM	896438306	6969	1595000	SH		1595000			1595000
Trintech Group Plc		COM	896682200	520	154585	SH		154585			154585
Unigene Laboratories Inc	COM	904753100	1331	1848500	SH		1848500			1848500
Universal Electronics Inc	COM	913483103	2310	99500	SH		99500			99500
Williams Controls Inc New	COM	969465608	411	52000	SH		52000			52000


Total			  				109474